Income Taxes (Benefit) - Schedule of Effective Inome Tax Rate Reconciliation (Details)	2 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]		Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Income Taxes [Line Items]
Computed expected tax rate	35.00%	[1]	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	1.00%	[1]	3.60%	3.40%	3.20%
Non-deductible items	(9.10%)	[1]	3.20%	1.20%	1.00%
Effect of international operations	0.30%	[1]	(10.40%)	(10.30%)	(6.80%)
Section 199 production deduction	0.00%	[1]	(1.60%)	(1.00%)	(0.60%)
Research and development credit	0.10%	[1]	(0.60%)	(0.30%)	(0.40%)
Other, net	0.40%	[1]	0.10%	0.00%	0.20%
Total consolidated effective tax rate	27.70%	[1]	29.30%	28.00%	31.60%

[1]	The period from November 4, 2011 through December 31, 2011 includes a loss before income tax benefit. The consolidated effective income tax rates represent adjustments to the computed “expected” income tax benefit rate for the period. Therefore, negative percentages represent reductions to the income tax benefit rate.